Provisions - Summary of Detail of Provisions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Other Provisions [Line Items]
Current, provisions	$ 164,844	$ 220,425
Non-Current, provisions	838,819	833,900
Provision for restructuring plan	12,901
Provisions for Legal Proceedings [Member]
Disclosure Of Other Provisions [Line Items]
Current, provisions	132,850	192,411
Non-Current, provisions	698,346	748,640
Decomissioning or Restoration [Member]
Disclosure Of Other Provisions [Line Items]
Current, provisions	18,736	22,635
Non-Current, provisions	95,300	69,959
Environmental Issues and Other Provisions [Member]
Disclosure Of Other Provisions [Line Items]
Current, provisions	720	600
Non-Current, provisions	440	7,072
Other Provisions [Member]
Disclosure Of Other Provisions [Line Items]
Current, provisions	12,538	4,779
Non-Current, provisions	$ 44,733	$ 8,229